ALISON RYAN

Assistant Vice President &

Managing Assistant General Counsel II

OGC Retail Legal & Compliance

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com

February 15, 2024

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 22 to the Registration Statement for Pacific Choice Variable Annuity NY (File No. 333-184972), funded through Separate Account A (File Number 811-08946) of Pacific Life & Annuity Company; Request for Selective Review

On behalf of Pacific Life & Annuity Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 22, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Choice Variable Annuity NY (“PCVA NY”), which is funded by the Separate Account. This Post-Effective Amendments are being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for changes to a guaranteed minimum accumulation benefit rider called Protected Investment Benefit (“PIB”), which is substantially similar to the existing guaranteed minimum accumulation benefit rider by the same name.

The Staff previously reviewed the existing rider disclosure contained in this Post-Effective Amendment in connection with its review of the following filing:

•	485(a) Filing on Pacific Choice Variable Annuity NY (333-184972), Post-Effective Amendment No. 14 filed on June 17, 2019.

The previously filed amendment referenced above is referred to as the “Prior Filing”.

By copy of this letter, we are sending an electronic copy of the PCVA NY statutory prospectus marked to show where disclosure differs materially from that in the prior rider version. The PIB disclosure differs materially to the existing rider by the same name in the Prior Filing in the following manner:

1.	The current annual charge percentage for the PIB 5 Year Option is increasing to 1.20%.
2.	The addition of a PIB 7 Year Option an option to purchase with an 100% floor and a current annual charge percentage of 1.20%.
3.	The PIB 10 Year Option is no longer available for purchase.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. The change to the existing guaranteed minimum accumulation benefit rider is scheduled to launch on May 1, 2024. Accordingly, we intend to incorporate the Staff’s comments via a Rule 485(b) filing with an effective date of May 1, 2024. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3268.

Sincerely,

/s/ Alison Ryan

Alison Ryan